Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 ILS (₪)	Jul. 29, 2021 USD ($)	Jul. 29, 2021 ILS (₪)
Commitments and Contingencies (Details) [Line Items]
Royalties paid	$ 2,076
Deposit amount	20		₪ 70
Plaintiff (in New Shekels) | ₪		₪ 30,000
Claim	9,191
Class action (in New Shekels) | ₪		163,459
Class damages	50,079
Plaintiff claims (in New Shekels) | ₪		₪ 234,349
Allegedly	71,798
Claim amount				$ 1,541	₪ 5,000
Customer Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Deposit amount	296
Bank Guarantee [Member]
Commitments and Contingencies (Details) [Line Items]
Deposit amount	$ 15
Israeli Innovation Authority [Member]
Commitments and Contingencies (Details) [Line Items]
Revenue rate, percentage	3.50%	3.50%
Annual turnover	$ 70,000
Royalties at the rate	3.00%	3.00%
Liability for royalties	$ 47
Accumulated interest	$ 2,575